Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax
Beginning balance	¥ 19,686	¥ 16,547
Addition	3,236	3,139
Reversals	(4,753)
Ending balance	¥ 18,169	¥ 19,686